INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Identifiable intangible assets
Original amount	$ 7,002	$ 7,002
Accumulated amortization	4,649	3,379
Intangible assets, net	2,353	3,623
Amortization expenses	1,270	1,435
Estimated amortization expenses of intangible assets
2018	649
2019	615
2020	466
2021	354
2022	269
Intangible assets, net	2,353	3,623
Customer Relationships [Member]
Identifiable intangible assets
Original amount	3,997	3,997
Accumulated amortization	1,645	1,032
Technology-Based Intangible Assets [Member]
Identifiable intangible assets
Original amount	3,005	3,005
Accumulated amortization	$ 3,004	$ 2,347